401(K) PROSPECTUS  [SUNTRUST LOGO OMITTED]

                                                              October 1, 2001
                                            (As supplemented January 1, 2002)
                                                              January 1, 2002
                                                    STI Classic Funds for the
                                                         SunTrust 401(k) Plan






                                        The Securities  and Exchange  Commission
                                        has not  approved or  disapproved  these
                                        securities  or passed upon the  adequacy
                                        of this prospectus.  Any  representation
2002                                    to the  contrary is a criminal  offense.

PROSPECTUS

ABOUT THIS PROSPECTUS



The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of each Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

2    CAPITAL APPRECIATION FUND

4    GROWTH AND INCOME FUND

6    INVESTMENT GRADE BOND FUND

8    MID-CAP EQUITY FUND

10   PRIME QUALITY MONEY MARKET FUND

12   SHORT-TERM BOND FUND

14   SMALL CAP GROWTH STOCK FUND

16   VALUE INCOME STOCK FUND

18   MORE INFORMATION ABOUT RISK

18   MORE INFORMATION ABOUT FUND INVESTMENTS

19   INVESTMENT ADVISER

19   PORTFOLIO MANAGERS

20   PURCHASING AND SELLING FUND SHARES

22   DIVIDENDS AND DISTRIBUTIONS

22   TAXES

23   FINANCIAL HIGHLIGHTS

25   HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

---------------------------------------------------------------------------
[BRIEFCASE ICON OMITTED]        FUND SUMMARY

[TELESCOPE ICON OMITTED]        INVESTMENT STRATEGY

[LIFE PRESERVER ICON OMITTED]   WHAT ARE THE RISKS OF INVESTING?

[BULLSEYE ICON OMITTED]         PERFORMANCE INFORMATION

[GRAPH ICON OMITTED]            WHAT IS AN INDEX?

[COINS ICON OMITTED]            FUND FEES AND EXPENSES

[MOUNTAIN ICON OMITTED]         MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFYING ICON OMITTED]       INVESTMENT ADVISER

[HANDSHAKE ICON OMITTED]        PURCHASING AND SELLING FUND SHARES
---------------------------------------------------------------------------


October 1, 2001
(As supplemented January 1, 2002)

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

CAPITAL APPRECIATION FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies with
                                          above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want the value of their
                                          investment to grow, but do not need to
                                          receive income on their investment
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks, but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1993           9.89%
1994          -7.41%
1995          31.15%
1996          20.31%
1997          31.13%
1998          28.06%
1999           9.71%
2000           1.62%

            BEST QUARTER              WORST QUARTER
               22.93%                    -11.16%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -2.63%.

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES             1 YEAR     5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Capital Appreciation
   Fund                   1.62%     17.63%       15.45%*
--------------------------------------------------------------------------------
S&P 500 Index            -9.11%     18.33%       17.20%**
--------------------------------------------------------------------------------

* SINCE 7/1/92
** SINCE 6/30/92

--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                              TRUST SHARES
Investment Advisory Fees                                      1.15%
Other Expenses                                                0.10%
                                                              -----
Total Annual Fund Operating Expenses                          1.25%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                         CAPITAL APPRECIATION FUND 1.23%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $127          $397           $686        $1,511


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

GROWTH AND INCOME FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS

    PRIMARY                              Long-term capital appreciation

    SECONDARY                            Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify securities of
                                         companies with market capitalizations
                                         of at least $1 billion with attractive
                                         valuation and/or above average earnings
                                         potential relative either to their
                                         sectors or the market as a whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors who are looking for capital
                                         appreciation potential and income with
                                         less volatility than the equity market
                                         as a whole
--------------------------------------------------------------------------------
[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1993          10.20%
1994          -0.81%
1995          29.38%
1996          19.06%
1997          27.69%
1998          18.20%
1999          14.17%
2000           1.43%

            BEST QUARTER              WORST QUARTER
               17.38%                    -10.36%
              (6/30/97)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS -3.12%.

                                                                    PROSPECTUS 5

                                                          GROWTH AND INCOME FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES             1 YEAR     5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and Income
   Fund                   1.43%     15.79%       14.86%*
--------------------------------------------------------------------------------
S&P 500/BARRA
    Value Index           6.08%     16.81%       16.96%**
--------------------------------------------------------------------------------

* SINCE 9/26/92
** SINCE 9/30/92


--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                           TRUST SHARES
Investment Advisory Fees                                   0.90%
Other Expenses                                             0.09%
                                                           -----
Total Annual Fund Operating Expenses                       0.99%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $101          $315           $547        $1,213


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS

INVESTMENT GRADE BOND FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                            High total return through current
                                           income and capital appreciation,
                                           while preserving the principal amount
                                           invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                           Investment grade U.S. government and
                                           corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to identify relatively
                                           inexpensive securities in a selected
                                           market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                           Investors who want to receive income
                                           from their investment, as well as an
                                           increase in the value of the
                                           investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1993          10.84%
1994          -3.32%
1995          17.80%
1996           2.34%
1997           9.08%
1998           9.19%
1999          -1.53%
2000           6.57%

            BEST QUARTER              WORST QUARTER
                6.11%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 5.36%.

                                                                    PROSPECTUS 7

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE.

TRUST SHARES             1 YEAR      5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Investment Grade
  Bond Fund               6.57%      5.05%        6.13%*
--------------------------------------------------------------------------------
Lehman Brothers
  U.S. Government/
  Credit Index           11.84%      6.23%        7.01%**
--------------------------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond Index   11.63%      6.46%        7.01%**
--------------------------------------------------------------------------------
Lipper Intermediate
  Investment Grade
  Debt Funds Average      9.78%      5.47%        6.36%**
--------------------------------------------------------------------------------
* SINCE 7/16/92
** SINCE 7/31/92

--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index that combines the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lehman Brothers Mortgage-Backed Securities Index consists of mortgage-backed securities rated AAA. The Lehman Brothers U.S. Aggregate Bond Index includes fixed income securities rated investment grade (BBB) or higher, with maturities of at least one-year. The securities in the Index have outstanding par values of at least $100 million for U.S. government obligations and $25 million for the others. The Lipper Intermediate Investment Grade Debt Funds Average is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Average varies.

[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                             TRUST SHARES
Investment Advisory Fees                                     0.74%
Other Expenses                                               0.10%
                                                             -----
Total Annual Fund Operating Expenses                         0.84%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE
MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:
                        INVESTMENT GRADE BOND FUND 0.82%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $86          $268           $466        $1,037


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS

MID-CAP EQUITY FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies with
                                          above average growth potential at an
                                          attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want the value of their
                                          investment to grow and who are willing
                                          to accept more volatility for the
                                          possibility of higher returns
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index) and that have above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1995          31.22%
1996          15.42%
1997          21.23%
1998           6.48%
1999          16.14%
2000          -2.97%

            BEST QUARTER              WORST QUARTER
               24.73%                    -19.96%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.29%.

                                                                    PROSPECTUS 9

                                                             MID-CAP EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P MID CAP 400 INDEX.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap
Equity Fund               -2.97%      10.92%     11.85%*
--------------------------------------------------------------------------------
S&P Mid Cap
400 Index                 17.50%      20.41%     17.90%**
--------------------------------------------------------------------------------
 * SINCE 2/2/94
** SINCE 1/31/94


--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                           TRUST SHARES
Investment Advisory Fees                                   1.15%
Other Expenses                                             0.10%
                                                           -----
Total Annual Fund Operating Expenses                       1.25%*

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                    Mid-Cap Equity Fund  1.23%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS

PRIME QUALITY MONEY MARKET FUND

[BRIEFCASE ICONOMITTED] FUND SUMMARY

INVESTMENT GOAL                           High current income, while preserving
                                          capital and liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          Money market instruments
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify money market
                                          instruments with the most attractive
                                          risk/return trade-off
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Conservative investors who want to
                                          receive current income from their
                                          investment
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1993           2.77%
1994           3.77%
1995           5.47%
1996           4.99%
1997           5.15%
1998           5.10%
1999           4.74%
2000           6.04%

            BEST QUARTER              WORST QUARTER
                1.55%                     0.68%
              (9/30/00)                 (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 2.35%.

                                                                   PROSPECTUS 11

                                                 PRIME QUALITY MONEY MARKET FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE IMONEYNET, INC. FIRST TIER AVERAGE.

TRUST SHARES              1 YEAR     5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
Prime Quality Money
   Market Fund            6.04%      5.20%       4.63%*
--------------------------------------------------------------------------------
iMoneyNet, Inc.
   First Tier Average     5.80%      5.04%       4.50%**
--------------------------------------------------------------------------------

* SINCE 6/8/92
** SINCE 5/31/92

To obtain information about the Fund's yield, call 1-800-814-3397.

--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two of the five recognized rating agencies. The number of funds in the Average varies.



[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                           TRUST SHARES
Investment Advisory Fees                                   0.65%
Other Expenses                                             0.10%
                                                           -----
Total Annual Fund Operating Expenses                       0.75%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                     PRIME QUALITY MONEY MARKET FUND  0.64%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $77          $240           $417         $930


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

12 PROSPECTUS

SHORT-TERM BOND FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                            High current income, while preserving
                                           capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS                           Investment grade U.S. government and
                                           corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to identify securities that
                                           offer a comparably better return than
                                           similar securities for a given level
                                           of credit risk
--------------------------------------------------------------------------------
INVESTOR PROFILE                           Income oriented investors who are
                                           willing to accept increased risk for
                                           the possibility of returns greater
                                           than money market investing
--------------------------------------------------------------------------------

[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1994          -0.07%
1995          11.77%
1996           3.90%
1997           6.78%
1998           6.84%
1999           0.92%
2000           7.64%

            BEST QUARTER              WORST QUARTER
                3.76%                    -0.58%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 4.32%.

                                                                   PROSPECTUS 13

                                                            SHORT-TERM BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/ CORPORATE INDEX.

TRUST SHARES                1 YEAR    5 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------
Short-Term Bond Fund         7.64%    5.19%       5.31%*
--------------------------------------------------------------------------------
Salomon 1-3 Year
   Treasury/Government
   Sponsored/Corporate
   Index                     8.15%    6.03%       5.75%**
--------------------------------------------------------------------------------

 * SINCE 3/15/93
** SINCE 2/28/93

--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the index have maturities 1 year or greater and less than 3 years.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          TRUST SHARES
Investment Advisory Fees                                  0.65%
Other Expenses                                            0.11%
                                                          -----
Total Annual Fund Operating Expenses                      0.76%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                           SHORT-TERM BOND FUND 0.71%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $78          $243           $422         $942


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS

SMALL CAP GROWTH STOCK FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOAL                           Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                          U.S. small cap common stocks of growth
                                          companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Identifies small cap companies with
                                          above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want the value of their
                                          investment to grow, but do not need
                                          current income
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1999     20.55%
2000     11.76%

            BEST QUARTER              WORST QUARTER
               20.77%                    -11.36%
              (6/30/99)                 (3/31/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 3.72%.

                                                                   PROSPECTUS 15

                                                     SMALL CAP GROWTH STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 600 SMALL CAP INDEX.

TRUST SHARES                        1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund         11.76%       35.60%*
--------------------------------------------------------------------------------
S&P 600 Small Cap Index             11.80%       18.96%**
--------------------------------------------------------------------------------

* SINCE 10/8/98
** SINCE 9/30/98


--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 600 Small Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.


[COINS ICON OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          TRUST SHARES
Investment Advisory Fees                                  1.15%
Other Expenses                                            0.10%
                                                          -----
Total Annual Fund Operating Expenses                      1.25%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $127          $397           $686        $1,511


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS

VALUE INCOME STOCK FUND

[BRIEFCASE ICON OMITTED] FUND SUMMARY

INVESTMENT GOALS

    PRIMARY                           Current income
    SECONDARY                         Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                      U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY         Attempts to identify high dividend-paying,
                                      undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                      Investors who are looking for current
                                      income and capital appreciation with less
                                      volatility than the average stock fund
--------------------------------------------------------------------------------


[TELESCOPE ICON OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFE PRESERVER ICON OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[BULLSEYE ICON OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

[Graph Omitted]
Plot points are as follows:

1991     39.30%
1992     20.05%
1993     11.14%
1994      3.54%
1995     35.93%
1996     19.46%
1997     27.08%
1998     10.58%
1999     -2.93%
2000     10.85%

     BEST QUARTER WORST QUARTER
     18.56%                -12.14%
     (3/31/91)             (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS 0.78%.

                                                                   PROSPECTUS 17

                                                         VALUE INCOME STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES         1 YEAR          5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Value Income
   Stock Fund        10.85%         12.55%          16.80%
--------------------------------------------------------------------------------

S&P 500/BARRA
   Value Index        6.08%         16.81%          16.87%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPH ICON OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[COINS Icon Omitted] Fund Fees and Expenses

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                            TRUST SHARES
Investment Advisory Fees                                    0.80%
Other Expenses                                              0.10%
                                                            -----
Total Annual Fund Operating Expenses                        0.90%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $92          $287           $498        $1,108


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

18 Prospectus

MORE INFORMATION ABOUT RISK

[BULLSEYE ICON OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

INVESTMENT GRADE BOND FUND
SHORT-TERM BOND FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

   CREDIT RISK

   INVESTMENT GRADE BOND FUND
   SHORT-TERM BOND FUND

   The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

[MOUNTAIN ICON OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Prime

                                                                   PROSPECTUS 19

                                       INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER ICON OMITTED] INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

    CAPITAL APPRECIATION FUND                         1.12%
    GROWTH AND INCOME FUND                            0.90%
    INVESTMENT GRADE BOND FUND                        0.71%
    MID-CAP EQUITY FUND                               1.11%
    PRIME QUALITY MONEY MARKET FUND                   0.53%
    SHORT-TERM BOND FUND                              0.59%
    SMALL CAP GROWTH STOCK FUND                       1.14%
    VALUE INCOME STOCK FUND                           0.80%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in September 1992. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000. Mr. Markunas has more than 18 years of investment experience.

The Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund since it began operating in June 1992. Mr. Denney has more than 22 years of investment experience. In January 2000, Mr. West was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after working at STI since 1985. Mr. West has co-managed the Investment Grade Bond Fund since it began operating in June 1992. Mr. West has more than 15 years of investment experience.

Mr. John Hamlin has served as a Vice President of Trusco since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to

20 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 12 years of investment experience.

Mr. David S. Yealy has served as Managing Director of Trusco since July 2000. He has managed the Prime Quality Money Market Fund since it began operating in June 1992. Prior to July 2000, Mr. Yealy was a First Vice President of Trusco and has worked there since 1991. He has more than 16 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as a Managing Director of Trusco since July 2000, after serving as a Vice President of Trusco since 1998. Ms. Pampush was employed by Trusco from 1988 to 1996, and rejoined the firm in 1998. She has managed the Short-Term Bond Fund since February 1999. She has more than 19 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 14 years of investment experience.

The Value Income Stock Fund is managed by Mr. Mills Riddick, CFA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. Mr. Riddick has more than 19 years of investment experience.

[HANDSHAKE ICON OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions. Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Prime Quality Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), generally the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund must generally receive your order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR

                                                                   PROSPECTUS 21

                                              PURCHASING AND SELLING FUND SHARES

TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The Growth and Income Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Prime Quality Money Market Fund on a Business Day before 2:00 p.m., Eastern time. Orders received after 2:00 p.m., Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

22 PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

DECLARED DAILY AND DISTRIBUTED MONTHLY
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
PRIME QUALITY MONEY MARKET FUND
SHORT-TERM BOND FUND

QUARTERLY
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If the SunTrust 401(k) Plan owns Fund shares on a Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through the SunTrust 401(k) Plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the Plan. Redemptions of Fund shares resulting in withdrawals from the Plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. If you have questions about the tax consequences of Plan withdrawals, you should consult your tax advisor; the Plan's Summary Plan Description in the SunTrust Employee Handbook; BENE, the SunTrust Benefits Service Center, at 1-800-818-2363; or the Plan Administrator, SunTrust Human Resources, P.O. Box 4418, Center 636, Atlanta, Georgia 30302.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                  PROSPECTUS  23

                                                            FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund, except the Growth and Income Fund for the periods ended prior to May 31, 1999, have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual reports, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended May 31, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

                                                 NET REALIZED
                 NET ASSET                           AND          DISTRIBUTIONS
                  VALUE            NET           UNREALIZED         FROM NET         DISTRIBUTIONS      NET ASSET
                 BEGINNING      INVESTMENT      GAINS (LOSSES)      INVESTMENT       FROM REALIZED      VALUE END      TOTAL
                 OF PERIOD        INCOME        ON INVESTMENTS        INCOME         CAPITAL GAINS      OF PERIOD    RETURN (+)
                 ---------      ----------      --------------    -------------      -------------      ---------    ----------

CAPITAL APPRECIATION FUND
  Trust Shares
    2001 ........ $17.12         $(0.05)          $(0.38)            $   --            $(2.80)           $13.89        (3.74)%
    2000 ........  16.62           0.02             1.40                 --             (0.92)            17.12         8.98
    1999 ........  16.48           0.05             2.70              (0.06)            (2.55)            16.62        17.83
    1998 ........  15.09           0.09             3.96              (0.09)            (2.57)            16.48        29.51
    1997 ........  14.90           0.12             3.13              (0.12)            (2.94)            15.09        24.66

GROWTH AND INCOME FUND (A)
  Trust Shares
    2001 ........ $15.53          $0.07           $(0.04)            $(0.08)           $(0.43)           $15.05         0.11%
    2000 ........  16.09           0.11             0.55              (0.10)            (1.12)            15.53         4.11
    1999(1) .....  15.10           0.04             1.97              (0.02)            (1.00)            16.09        14.24
For the years ended November 30:
    1998 ........ $16.55          $0.09            $1.64             $(0.09)           $(3.09)           $15.10        13.64%
    1997 ........  13.39           0.14             3.24              (0.15)            (0.07)            16.55        25.41
    1996 ........  11.60           0.17             2.38              (0.17)            (0.59)            13.39        22.68

INVESTMENT GRADE BOND FUND
  Trust Shares
    2001 ........ $ 9.58          $0.61           $ 0.65             $(0.61)           $   --            $10.23        13.55%
    2000 ........  10.36           0.61            (0.78)             (0.61)               --              9.58        (1.76)
    1999 ........  10.65           0.56            (0.11)             (0.56)            (0.18)            10.36         4.25
    1998 ........  10.16           0.60             0.49              (0.60)               --             10.65        10.92
    1997 ........  10.07           0.60             0.09              (0.60)               --             10.16         6.99

MID-CAP EQUITY FUND
  Trust Shares
    2001 ........ $14.10         $(0.03)          $(0.61)            $   --            $(2.51)           $10.95        (6.92)%
    2000 ........  12.68          (0.04)            2.32                 --             (0.86)            14.10        19.10
    1999 ........  13.79           0.01             0.07                 --             (1.19)            12.68         1.61
    1998 ........  13.21             --             2.54                 --             (1.96)            13.79        21.14
    1997 ........  12.76           0.03             1.69              (0.05)            (1.22)            13.21        14.23



                                                                                           RATIO OF NET
                                                     RATIO OF           RATIO OF           INVESTMENT
                                                        NET            EXPENSES TO         INCOME TO
                                    RATIO OF        INVESTMENT         AVERAGE NET         AVERAGE NET
                 NET ASSETS        EXPENSES TO        INCOME         ASSETS (EXCLUDING   ASSETS (EXCLUDING   PORTFOLIO
                   END OF            AVERAGE        TO AVERAGE         WAIVERS AND           WAIVERS AND     TURNOVER
                 PERIOD (000)       NET ASSETS      NET ASSETS       REIMBURSEMENTS)      REIMBURSEMENTS)      RATE
                 ------------      ------------    ------------      -----------------   -----------------    --------

CAPITAL APPRECIATION FUND
  Trust Shares
    2001 ........ $1,177,933           1.21%           (0.29)%            1.24%               (0.32)%            75%
    2000 ........  1,296,927           1.17             0.10              1.26                 0.01             129
    1999 ........  1,966,842           1.17             0.29              1.26                 0.20             147
    1998 ........  1,532,587           1.16             0.61              1.27                 0.50             194
    1997 ........  1,085,128           1.15             0.83              1.25                 0.73             141

GROWTH AND INCOME FUND (A)
  Trust Shares
    2001 ........ $  867,664           0.99%            0.49%             0.99%                0.49%             73%
    2000 ........    885,109           1.01             0.76              1.01                 0.76              53
    1999(1) .....    634,279           1.14             0.49              1.43                 0.20              31
For the years ended November 30:
    1998 ........ $  577,042           1.03%            0.63%             1.21%                0.45%             71%
    1997 ........    590,824           1.02             0.92              1.17                 0.77             100
    1996 ........    553,648           1.02             1.38              1.17                 1.23              82

INVESTMENT GRADE BOND FUND
  Trust Shares
    2001 ........ $  860,073           0.81%            6.17%             0.84%                6.14%            131%
    2000 ........    998,596           0.77             6.05              0.84                 5.98             202
    1999 ........  1,149,068           0.77             5.25              0.85                 5.17             221
    1998 ........    793,488           0.76             5.67              0.86                 5.57             109
    1997 ........    633,646           0.75             5.89              0.85                 5.79             298

MID-CAP EQUITY FUND
  Trust Shares
    2001 ........  $ 156,111           1.21%           (0.24)%            1.25%               (0.28)%           100%
    2000 ........    206,545           1.17               --              1.25                (0.08)            131
    1999 ........    254,055           1.17            (0.47)             1.28                (0.58)             76
    1998 ........    337,825           1.16            (0.29)             1.27                (0.40)            129
    1997 ........    287,370           1.15             0.23              1.26                 0.12             152

(+) Returns are for the period indicated and have not been annualized.

(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or round to $0.

24 PROSPECTUS

FINANCIAL HIGHLIGHTS

For the Periods Ended May 31,

For a Share Outstanding Throughout the Periods

                                                 NET REALIZED
                 NET ASSET         NET               AND          DISTRIBUTIONS
                  VALUE         INVESTMENT       UNREALIZED         FROM NET         DISTRIBUTIONS      NET ASSET
                 BEGINNING        INCOME        GAINS (LOSSES)      INVESTMENT       FROM REALIZED      VALUE END      TOTAL
                 OF PERIOD        (LOSS)        ON INVESTMENTS        INCOME         CAPITAL GAINS      OF PERIOD    RETURN (+)
                 ---------      ----------      --------------    -------------      -------------      ---------    ----------

PRIME QUALITY MONEY MARKET FUND
  Trust Shares
    2001 ........ $ 1.00         $ 0.06            $  --            $(0.06)             $   --            $ 1.00       5.75%
    2000 ........   1.00           0.05               --             (0.05)                 --              1.00       5.20
    1999 ........   1.00           0.05               --             (0.05)                 --              1.00       4.83
    1998 ........   1.00           0.05               --             (0.05)                 --              1.00       5.22
    1997 ........   1.00           0.05               --             (0.05)                 --              1.00       5.01

SHORT-TERM BOND FUND
  Trust Shares
    2001 ........ $ 9.65         $ 0.56           $ 0.39            $(0.56)             $   --            $10.04      10.13%
    2000 ........   9.91           0.53            (0.25)            (0.53)              (0.01)             9.65       2.87
    1999 ........  10.05           0.51            (0.10)            (0.52)              (0.03)             9.91       4.06
    1998 ........   9.90           0.55             0.16             (0.55)              (0.01)            10.05       7.31
    1997 ........   9.86           0.53             0.07             (0.53)              (0.03)             9.90       6.30

SMALL CAP GROWTH STOCK FUND
  Trust Shares
    2001 ........ $18.30         $(0.18)          $ 1.71            $   --              $(1.46)           $18.37       8.33%
    2000 ........  14.55          (0.08)            4.02                --               (0.19)            18.30      27.24
    1999(1) .....  10.00          (0.05)            4.62                --               (0.02)            14.55      45.70

VALUE INCOME STOCK FUND
  Trust Shares
    2001 ........ $10.38         $ 0.19           $ 1.24            $(0.20)             $   --            $11.61      14.09%
    2000 ........  12.85           0.23            (1.49)            (0.22)              (0.99)            10.38     (10.52)
    1999 ........  13.90           0.24             1.02             (0.24)              (2.07)            12.85      11.13
    1998 ........  13.71           0.26             2.62             (0.27)              (2.42)            13.90      23.10
    1997 ........  13.15           0.30             2.32             (0.30)              (1.76)            13.71      22.18


                                                                                          RATIO OF NET
                                                     RATIO OF           RATIO OF           INVESTMENT
                                                        NET            EXPENSES TO      INCOME (LOSS) TO
                                    RATIO OF        INVESTMENT         AVERAGE NET         AVERAGE NET
                 NET ASSETS        EXPENSES TO     INCOME (LOSS)    ASSETS (EXCLUDING   ASSETS (EXCLUDING    PORTFOLIO
                   END OF            AVERAGE        TO AVERAGE         WAIVERS AND         WAIVERS AND        TURNOVER
                 PERIOD (000)       NET ASSETS      NET ASSETS       REIMBURSEMENTS)      REIMBURSEMENTS)       RATE
                 ------------      ------------    ------------      -----------------   -----------------    --------

PRIME QUALITY MONEY MARKET FUND
  Trust Shares
    2001 ........  $3,728,371         0.63%            5.57%              0.75%                5.45%             --%
    2000 ........   3,311,229         0.60             5.06               0.75                 4.91              --
    1999 ........   3,903,232         0.60             4.69               0.77                 4.52              --
    1998 ........   1,880,229         0.59             5.10               0.77                 4.92              --
    1997 ........   1,086,555         0.58             4.90               0.76                 4.72              --

SHORT-TERM BOND FUND
  Trust Shares
    2001 ........   $ 215,458         0.70%            5.71%              0.76%                5.65%             87%
    2000 ........     180,402         0.67             5.40               0.76                 5.31              70
    1999 ........     209,904         0.67             5.12               0.77                 5.02             108
    1998 ........     120,422         0.66             5.47               0.79                 5.34              87
    1997 ........      89,701         0.65             5.37               0.78                 5.24             118

SMALL CAP GROWTH STOCK FUND
  Trust Shares
    2001 ........   $ 508,857         1.24%           (0.95)%             1.25%               (0.96)%           112%
    2000 ........     431,478         1.20            (0.86)              1.23                (0.89)            110
    1999(1) .....     152,290         1.20            (0.48)              1.49                (0.77)             75

VALUE INCOME STOCK FUND
  Trust Shares
    2001 ........  $  704,842         0.90%            1.70%              0.90%                1.70%             77%
    2000 ........     921,797         0.89             2.02               0.89                 2.02              62
    1999 ........   1,589,951         0.92             1.91               0.92                 1.91              69
    1998 ........   1,725,418         0.92             1.85               0.92                 1.85              99
    1997 ........   1,488,062         0.91             2.40               0.91                 2.40             105

(+) Returns are for the period indicated and have not been annualized.

(1) Commenced operations on October 8, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or round to $0.

                                                                   PROSPECTUS 25

                      HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                                     313766 1-02

(c)2001, SunTrust Banks, Inc. is federally registered service mark of SunTrust Banks, Inc.